Schedule III - Real Estate and Accumulative Depreciation - Accumulated Depreciation Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Depreciation
Balance at January 1	$ 606,200	$ 188,509	$ 88,577
Depreciation	471,599	453,331	108,298
Deconsolidation of real estate held by investment entity (Note 4)	(6,256)	(3,212)	0
Dispositions	(42,873)	(34,854)	(6,025)
Effect of changes in foreign exchange rates	716	2,426	(2,341)
Balance at December 31, held for investment	1,029,386	606,200	188,509
Classified as held for sale, net	(359,992)	(218,751)	(132,505)
Balance at December 31, before reclassification to held for sale	$ 669,394	$ 387,449	$ 56,004